INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
U.S. Statutory rate	$ (401,036)	$ (298,305)
Change in valuation allowance	401,036	298,305
Effective tax